Loans And Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Loans And Borrowings
NOTE 8
-
LOANS AND
BORROWINGS

The Company’s loans and borrowings are described in Note 12 to the 2021 Annual Financial Statements. The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	March 31, 2022	December 31, 2021
Term loan (a)	$8,878,345	$9,275,683
Nations Interbanc facility 2	2,911,501	2,639,143
Debenture payable to Industry Canada	27,430	26,412
Loan payable to related party	335,129	335,860
Oracle financing	714,197	826,418
Other loans and financing	259,573	112,085
Total	$13,126,175	$13,215,601

Current	$12,480,038	$12,447,939
Non-current	$646,137	$767,662
Total 1	$13,126,175	$13,215,601

1	Note 16(b) includes the reconciliation of liabilities to cash flows arising from financing activities.
2
Nations advanced $3,053,250 under the factor and security agreement and was repaid $2,907,550 in the three months ended March 31, 2022 (three months ended March 31, 2021 - $1,516,107 advances and $2,200,370 repayments).

Loan repayment terms vary depending on the nature of the debt. Total interest expense associated with loans and borrowings recognized in net loss was $396,703 for the three months ended March 31, 2022 (three months ended March 31, 2021 - $247,364) (Note
15(a)).

a)	Term Loan

At March 31, 2022, the term loan with Fiera Private Debt Fund VI LP (“Fiera”) matures in August 2026 and the loan is secured against the assets of the Company. Blended payments of principal and interest of $585,759 were paid for the three months ended March 31, 2022 (three months ended March 31, 2021 - $585,759). The term loan contains covenants with quarterly and quarter end metrics. For the three months ended March 31, 2022, the Company did not meet certain minimum covenants and therefore the term loan is due on demand as was the case at December 31, 2021, has been classified as current until such time as the covenants are in compliance. Subsequent to March 31, 2022, the Company entered into an agreement which impacts the terms and repayment of this loan (Note 17(a)).

b)	Financing of Electric Vehicle Development Projects

In conjunction with the Company’s agreements to provide AssetCare solutions to optimize Electric Vehicle (“EV”) charging efficiency at auto dealerships in the states of New York and California (the “EV Dealership Projects”), on March 28, 2022, a subsidiary of the Company executed a promissory note in the aggregate principal amount of US$15,000,000 (the “Note”) with Carbon Royalty Corp. (“Carbon”). EV Dealership Projects are the design, installation and operation of integrated power systems consisting of solar, batteries and EV charging power stations for auto dealerships.
The initial principal amount under the Note of US$5,000,000 was funded on April 1, 2022 and an additional US$10,000,000 was funded on May 5, 2022 (the “Loans”). The Loans mature on March 31, 2025, with 10% per annum interest payable monthly in arrears in USD. In addition to the interest payments, the Note requires certain income-based payments, including tax incentives, be made from the borrower to the lender based on income resulting from the EV dealership projects over their 20-year term. The Loan may not be prepaid unless authorized by the lender. The Loans contain representations, warranties and covenants which must be complied with to avoid an event of default which will allow the lender to demand repayment and increase the interest rate to 18%, amongst other implications. Subsequent to March 31, 2022, the Company, Carbon and Fiera executed an agreement specifying the security held by Carbon (Note 17(b)).

NOTE 12 - LOANS AND BORROWINGS
The carrying value of loans and borrowings by entities controlled by the Company are as follows:

	December 31, 2021	December 31, 2020

Term loan	$9,275,683	$10,928,055

Nations Interbanc facility	2,639,143	1,137,360

Debenture payable to Industry Canada	26,412	76,227

Loan payable to related party 1	335,860	318,428

Oracle financing 2	826,418	427,250

Other loans and financing	112,085	264,980

Total 3	$13,215,601	$13,152,300

Current	12,447,939	3,431,251

Non-current	767,662	9,721,049

	$13,215,601	$13,152,300

1
Loan assumed as part of CSA Acquisition (Note 17(d)) which bears interest at 6% and matures in January 2023. Interest is payable annually and accrued interest is included in trade payables and accrued liabilities.

2
Financing arrangements provided by Oracle Credit Corporation (“Oracle”) bearing interest between 6.2% and 6.6%. Interest is due in quarterly installments with loans maturing in May 2023 and February 2024. During the year ended December 31, 2021, proceeds from additional funding received was $577,378 (December 31, 2020 - $495,944)

3	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
Term loan
In 2019, a subsidiary of the Company, mCloud Technology Services Inc. (“MTS”), entered into a term loan facility with Fiera Private Debt Fund VI LP (“Fiera”, formerly Integrated Private Debt Fund VI LP) in the amount of $13,000,000. The term loan payments are blended payments of principal and interest until maturity in August 2026 and the loan is secured against the assets of MTS. The Company and certain subsidiaries are guarantors.
On November 9, 2021, the Company amended its term loan and amended the associated intercreditor agreement between Fiera, ATB Financial (“ATB”) and the Company. The intercreditor agreement determines the priority of security interests in the case of default, with Fiera having first priority on all assets other than accounts receivable (Note 13). The amendments to the term loan include: increase in interest rate from 6.85% to 7.5% per annum; certain changes to financial covenants which are applicable for the period from July 1, 2021 to December 31, 2022; and, the addition of two mCloud subsidiaries as additional guarantors.
The principal amount of the loan and the maturity date of August 7, 2026 remained the same. During the year ended December 31, 2021 there were $2,343,036 of principal and interest payments made. A modification loss associated with this change in terms of $138,908 is included in finance costs in the consolidated statement of loss for the year ended December 31, 2021 with an offsetting increase in the carrying value of the term loan. Transaction costs of $191,310 were incurred and are netted against the carrying value of the term loan.
Breach of loan covenants
The term loan contains covenants with quarterly and quarter end metrics. For the quarter ended December 31, 2021, the Company did not meet certain minimum covenants and therefore the term loan is due on demand and has been classified as current until such time as the covenants are in compliance. For the quarter ended March 31, 2022, the Company continued not to meet certain minimum covenants and did not receive a waiver from the lender.
Nations Interbanc facility
Under a factoring and security agreement with Nations Interbanc (“Nations”), Agnity, an entity controlled by the Company, receives advances up to a maximum of US$2,000,000 at any one time from Nations for providing them the right to collect cash flows from factored accounts receivable and charges a fee for this service. This is a financing agreement and the accounts receivables factored still carry credit risk, are not sold, and are not derecognized from Agnity’s statement of financial position. Nations advances funds up to a value of 85% of the accounts receivables factored. Nations charges a factoring fee of 1.5% of the gross face invoice amount for the first 30 days and a daily proration of 0.06% per day thereafter. The amount of funds advanced varies and is dependent on the cash requirements of Agnity. During the year ended December 31, 2021, Nations advanced $9,246,693 and Agnity repaid $7,954,698 of this balance.